Equity (Schedule of Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	$ (7,716)	$ (7,753)
Other comprehensive income (loss) before reclassifications	(811)	833
Amounts reclassified from accumulated other comprehensive loss	33	(127)
Other comprehensive income (loss)	(778)	706
Balance as of end of period	(8,494)	(7,047)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	(10)	(627)
Other comprehensive income (loss) before reclassifications	856	1,277
Amounts reclassified from accumulated other comprehensive loss	33	(127)
Other comprehensive income (loss)	889	1,150
Balance as of end of period	879	523
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	(7,706)	(7,126)
Other comprehensive income (loss) before reclassifications	(1,667)	(444)
Amounts reclassified from accumulated other comprehensive loss
Other comprehensive income (loss)	(1,667)	(444)
Balance as of end of period	$ (9,373)	$ (7,570)